Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Gabelli SRI Fund, Inc.
Prospectus Date	rr_ProspectusDate	Jul. 29, 2014
Supplement [Text Block]	gsg1_SupplementTextBlock

GABELLI SRI FUND, INC. (the “Fund”)

Supplement dated August 13, 2014, to the Fund’s Prospectus for

Class AAA Shares, dated July 29, 2014

Effective immediately, Gabelli Funds, LLC (the “Adviser”) has added the Standard & Poor’s 500 Index as a secondary benchmark of the Fund’s performance.

The “Performance” section beginning on page 5 of the Prospectus should be replaced with the following:

The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual returns for one year, five years, and the life of the Fund compared with the MSCI AC World Index and the Standard & Poor’s (“S&P”) 500 Index. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future. Updated information on the Fund’s results can be obtained by visiting www.gabelli.com.

GABELLI SRI FUND, INC.

(Total Returns for the Years Ended December 31)

During the years shown in the bar chart, the highest return for a quarter was 28.38% (quarter ended June 30, 2009) and the lowest return for a quarter was (18.61)% (quarter ended September 30, 2011).

Year to date total return for the six months ended June 30, 2014, was 4.49%.

Average Annual Total Returns (for the years ended December 31, 2013)	Past One Year	Past Five Years	Since Inception
Gabelli SRI Fund, Inc.
Class AAA Shares (first issued on 6/1/07)
Return Before Taxes	22.65%	18.20%	6.23%
Return After Taxes on Distributions	22.65%	17.60%	5.80%
Return After Taxes on Distributions and Sale of Fund Shares	12.82%	14.58%	4.76%
MSCI AC World Index (reflects no deduction for fees, expenses or taxes)	22.80%	14.92%	2.46%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	32.39%	17.94%	5.12%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts, including “Roth” IRAs and SEP IRAs (collectively, “IRAs”).

Gabelli SRI Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gsg1_SupplementTextBlock

GABELLI SRI FUND, INC. (the “Fund”)

Supplement dated August 13, 2014, to the Fund’s Prospectus for

Class AAA Shares, dated July 29, 2014

Effective immediately, Gabelli Funds, LLC (the “Adviser”) has added the Standard & Poor’s 500 Index as a secondary benchmark of the Fund’s performance.

The “Performance” section beginning on page 5 of the Prospectus should be replaced with the following:

The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual returns for one year, five years, and the life of the Fund compared with the MSCI AC World Index and the Standard & Poor’s (“S&P”) 500 Index. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future. Updated information on the Fund’s results can be obtained by visiting www.gabelli.com.

GABELLI SRI FUND, INC.

(Total Returns for the Years Ended December 31)

During the years shown in the bar chart, the highest return for a quarter was 28.38% (quarter ended June 30, 2009) and the lowest return for a quarter was (18.61)% (quarter ended September 30, 2011).

Year to date total return for the six months ended June 30, 2014, was 4.49%.

Average Annual Total Returns (for the years ended December 31, 2013)	Past One Year	Past Five Years	Since Inception
Gabelli SRI Fund, Inc.
Class AAA Shares (first issued on 6/1/07)
Return Before Taxes	22.65%	18.20%	6.23%
Return After Taxes on Distributions	22.65%	17.60%	5.80%
Return After Taxes on Distributions and Sale of Fund Shares	12.82%	14.58%	4.76%
MSCI AC World Index (reflects no deduction for fees, expenses or taxes)	22.80%	14.92%	2.46%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	32.39%	17.94%	5.12%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts, including “Roth” IRAs and SEP IRAs (collectively, “IRAs”).

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual returns for one year, five years, and the life of the Fund compared with the MSCI AC World Index and the Standard & Poor’s (“S&P”) 500 Index. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future. Updated information on the Fund’s results can be obtained by visiting www.gabelli.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual returns for one year, five years, and the life of the Fund compared with the MSCI AC World Index and the Standard & Poor’s (“S&P”) 500 Index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.gabelli.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	GABELLI SRI FUND, INC. (Total Returns for the Years Ended December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the years shown in the bar chart, the highest return for a quarter was 28.38% (quarter ended June 30, 2009) and the lowest return for a quarter was (18.61)% (quarter ended September 30, 2011).

		Year to date total return for the six months ended June 30, 2014, was 4.49%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the years ended December 31, 2013)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts, including “Roth” IRAs and SEP IRAs (collectively, “IRAs”).
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts, including “Roth” IRAs and SEP IRAs (collectively, “IRAs”).
Gabelli SRI Fund, Inc. | Class AAA Shares
Risk/Return:	rr_RiskReturnAbstract
2008	rr_AnnualReturn2008	(29.41%)
2009	rr_AnnualReturn2009	67.66%
2010	rr_AnnualReturn2010	12.15%
2011	rr_AnnualReturn2011	(14.10%)
2012	rr_AnnualReturn2012	16.51%
2013	rr_AnnualReturn2013	22.65%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2014
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.49%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.38%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.61%)
Past One Year	rr_AverageAnnualReturnYear01	22.65%
Past Five Years	rr_AverageAnnualReturnYear05	18.20%
Since Inception	rr_AverageAnnualReturnSinceInception	6.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 01, 2007
Gabelli SRI Fund, Inc. | Return After Taxes on Distributions | Class AAA Shares
Risk/Return:	rr_RiskReturnAbstract
Past One Year	rr_AverageAnnualReturnYear01	22.65%
Past Five Years	rr_AverageAnnualReturnYear05	17.60%
Since Inception	rr_AverageAnnualReturnSinceInception	5.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 01, 2007
Gabelli SRI Fund, Inc. | Return After Taxes on Distributions and Sale of Fund Shares | Class AAA Shares
Risk/Return:	rr_RiskReturnAbstract
Past One Year	rr_AverageAnnualReturnYear01	12.82%
Past Five Years	rr_AverageAnnualReturnYear05	14.58%
Since Inception	rr_AverageAnnualReturnSinceInception	4.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 01, 2007
Gabelli SRI Fund, Inc. | MSCI AC World Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Past One Year	rr_AverageAnnualReturnYear01	22.80%
Past Five Years	rr_AverageAnnualReturnYear05	14.92%
Since Inception	rr_AverageAnnualReturnSinceInception	2.46%
Gabelli SRI Fund, Inc. | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Past One Year	rr_AverageAnnualReturnYear01	32.39%
Past Five Years	rr_AverageAnnualReturnYear05	17.94%
Since Inception	rr_AverageAnnualReturnSinceInception	5.12%